Leases (Details) - Schedule of future lease payments under operating leases with initial or remaining non-cancellable lease terms $ in Thousands	Dec. 31, 2018 USD ($)
Leases Abstract
2019	$ 412
2020	373
2023	90
Total future lease payments	$ 875